Other financial liability	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Liabilities [Abstract]
Other financial liability
28.	Other financial liability
In November 2022, Yuchai
Xin-Lan
received RMB 50.0 million from an investor for its 9.1% of shareholding in Yuchai
Xin-Lan.
In
February
2023, Yuchai
Xin-Lan
received another RMB 20.0 million
(
US$ 2.8 million
)
from two new investors for its 3.2% of shareholding in Yuchai
Xin-Lan.
At the same time, Yuchai has granted a put option to these investors
(non-controlling
interest of its subsidiary company, Yuchai
Xin-Lan).
These option
s
may be exercised at cost plus agreed interests (based on a fixed interest rate) if certain conditions are not met by end of 2027. Accordingly, the Group recognized a financial liability based on the present value of the amount payable upon exercise of the put. A corresponding capital reserve was recognized (Note 20).